Financial asset designated at fair value through profit or loss(IAS39)	12 Months Ended
Dec. 31, 2018
Financial asset designated at fair value through profit or loss [Abstract]
Financial asset designated at fair value through profit or loss(IAS39)
12.	Financial asset designated at fair value through profit or loss

Financial asset designated at fair value through profit or loss as of December 31, 2017 are as follows:

	2017		Reason for designation
Debt securities	~~W~~	2,110,809	Evaluation and management on a fair value basis, accounting mismatch
Equity securities (*1)		1,234,356	Evaluation and management on a fair value basis, accounting mismatch
Others		233,892	Combined instrument

	~~W~~	3,579,057

(*1)	Restricted reserve for claims of customers’ deposits (trusts) as of December 31, 2017 are ~~W~~958,236 million.